Borrowing Arrangements - Term Loan (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Oct. 29, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Borrowing Arrangements
Interest expense			$ 93
Term Loan
Borrowing Arrangements
Aggregate principal amount	$ 5,000
Interest rate		3.50%		3.50%	5.50%
Fee in the event of liquidity event		$ 75		$ 75
Threshold period for delivering audited financial statements to the lender		180 days		180 days
Threshold period for delivering unaudited financial statements after each month end		30 days		30 days
Interest expense		$ 54		$ 162	$ 280
Prime Rate | Term Loan
Borrowing Arrangements
Spread on variable rate	0.25%